PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Change in Projected Benefit Obligation and Plan Assets and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in projected benefit obligations:
Benefit obligations at beginning of year	$ 2,704	$ 2,726
Service cost	17	25	$ 43
Interest cost	84	99	55
Plan participants' contributions	9	7
Actuarial changes in assumptions and experience	(49)	132
Benefits paid	(208)	(208)
Acquisitions/divestitures/other	0	(209)
Effect of foreign exchange rates	(122)	133
Termination benefits/curtailment cost/settlements	0	(1)
Benefit obligations at end of year	2,435	2,704	2,726
Change in plan assets:
Fair value of plan assets at beginning of year	2,424	2,596
Actual return on plan assets	(14)	109
Employer contributions	51	66
Plan participants' contributions	9	7
Benefits paid	(208)	(208)
Acquisitions/divestitures/other	0	(285)
Effect of foreign exchange rates	(101)	139
Fair value of plan assets at end of year	2,161	2,424	$ 2,596
Funded status of plan	(274)	(280)
Defined Benefit Plan, Funded Plan
Change in plan assets:
Funded status of plan	186	233
Defined Benefit Plan, Unfunded Plan
Change in plan assets:
Funded status of plan	$ (460)	$ (513)